FINANCIAL RISK MANAGEMENT (Details) - Maturities of Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk management [text block] [Abstract]
Undated subordinated liabilities	£ 27	£ 24